Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	108,499,525.67	9,891
Principal Payments	5,438,013.29	149
Defaulted Receivables	524,533.65	38
Repurchased Accounts	0.00	0
Pool Balance at 05/31/24	102,536,978.73	9,704

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.84%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	8,443,851.58	664
Past Due 61-90 days	2,571,391.21	187
Past Due 91-120 days	256,810.43	23
Past Due 121+ days	0.00	0
Total	11,272,053.22	874

Total 31+ Delinquent as % Ending Pool Balance	10.99%
Total 61+ Delinquent as % Ending Pool Balance	2.76%
Delinquency Trigger Occurred	NO

Recoveries	528,198.57
Aggregate Net Losses/(Gains) - May 2024	(3,664.92)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.04%
Prior Net Losses/(Gains) Ratio	-0.93%
Second Prior Net Losses/(Gains) Ratio	0.72%
Third Prior Net Losses/(Gains) Ratio	1.75%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.73%

Overcollateralization Target Amount	17,318,993.94
Actual Overcollateralization	17,318,993.94
Weighted Average Contract Rate	8.37%
Weighted Average Remaining Term	24.16

Flow of Funds	$ Amount
Collections	6,729,047.51
Investment Earnings on Cash Accounts	58,891.66
Servicing Fee	(113,020.34)
Transfer to Collection Account	-
Available Funds	6,674,918.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	35,458.89
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	5,962,546.94
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	623,561.33

Total Distributions of Available Funds	6,674,918.83

Servicing Fee	113,020.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 05/15/24	91,180,531.73
Principal Paid	5,962,546.94
Note Balance @ 06/17/24	85,217,984.79

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-3
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class B
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class C
Note Balance @ 05/15/24	34,040,531.73
Principal Paid	5,962,546.94
Note Balance @ 06/17/24	28,077,984.79
Note Factor @ 06/17/24	63.5679982%

Class D
Note Balance @ 05/15/24	37,660,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	37,660,000.00
Note Factor @ 06/17/24	100.0000000%

Class E
Note Balance @ 05/15/24	19,480,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	19,480,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	88,810.56
Total Principal Paid	5,962,546.94
Total Paid	6,051,357.50

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.84000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	1.25000%
Interest Paid	35,458.89
Principal Paid	5,962,546.94
Total Paid to C Holders	5,998,005.83

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1108788
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.4441576
Total Distribution Amount	7.5550364

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.8027822
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	134.9908748
Total C Distribution Amount	135.7936570

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	12,989,245.45
Investment Earnings	57,864.11
Investment Earnings Paid	(57,864.11)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,334,529.44	$1,339,873.80	$1,272,166.61
Number of Extensions	108	107	97
Ratio of extensions to Beginning of Period Receivables Balance	1.23%	1.17%	1.05%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.